Supplement Dated October 10, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for JNL Institutional Alt 20 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 40% in fixed income securities, 20% to 40% in U.S. equity securities, and 5% to 30% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 7% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 35% in fixed income securities, 15% to 35% in U.S. equity securities, and 5% to 25% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 10% to 30% in fixed income securities, 10% to 35% in U.S. equity securities, and 5% to 20% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 10% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies” please delete the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes.  Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 5% to 20% in fixed income securities, 5% to 25% in U.S. equity securities, and 0% to 15% in international securities.

Non-Traditional Asset Classes.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 13% of its assets in each Underlying Fund that invests in non-traditional asset classes.

This Supplement is dated October 10, 2012.

(To be used with VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV5763ML 04/12, JMV5763WF 04/12, JMV9476 09/12, JMV9476ML 09/12, JMV9476WF 09/12, NV4224 04/12, NV4224WF 04/12, JMV9476NY 09/12, JMV9476WFNY 09/12, VC5890 04/12, VC5890H 04/12, JMV7697 04/12, VC5890ML 04/12, NV5890 04/12, JMV7697NY 04/12, JMV2731 04/12, JMV2731H 04/12, NMV2731 04/12, VC5869 04/12, VC5869H 04/12, JMV7698 04/12, NV5869 04/12, JMV7698NY 04/12, VC3656 04/12, VC3656H 04/12, NV3174 04/12, NV3174CE 04/12, VC5526 04/12, VC5526H 04/12, NV5526 04/12, VC3657 04/12, VC3657H 04/12, NV3784 04/12, VC3723 04/12, VC3723H 04/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV9476L 09/12, JMV9476LNY 09/12, FVC4224FT 04/12, and FVC4224FTH 04/12.)

CMV9941 10/12